EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS - Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 5	$ 5	$ 16	$ 16
Interest cost	6	11	17	34
Expected return on assets	(16)	(20)	(49)	(62)
Amortization of:
Prior service credit	0	0	0	0
Actuarial loss	7	11	23	31
Net periodic benefit cost	2	7	7	19
Healthcare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	1	1	3	3
Interest cost	1	3	4	8
Expected return on assets	(1)	(2)	(5)	(5)
Amortization of:
Prior service credit	(35)	(33)	(100)	(98)
Actuarial loss	1	1	3	2
Net periodic benefit cost	(33)	(30)	(95)	(90)
Other
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	5	4	15	12
Interest cost	0	0	0	1
Expected return on assets	0	0	0	0
Amortization of:
Prior service credit	0	0	0	0
Actuarial loss	0	0	0	0
Net periodic benefit cost	$ 5	$ 4	$ 15	$ 13